Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		$ 0		$ 0
Transfers out of Level 2 to Level 1	$ 0	0	$ 0	0
Transfers out of Level 2 to Level 3	0		0	0
Transfers out of Level 3 to Level 2	0	$ 0	0	$ 0
Investment U.S. federal, state, municipal and agencies [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2			435
Trading U.S. federal, state, municipal and agencies debt [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 112		$ 112